Note 15 - Contingencies (Detail) (CAD)	Nov. 30, 2012
Guarantor Obligations, Maximum Exposure, Undiscounted	1,455,000
Threshold Amount [Member]
Guarantor Obligations, Maximum Exposure, Undiscounted	50,000